Income Taxes Income before Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S. income	$ 232	$ 246	$ 440
Non-U.S. income	1,383	1,220	819
Income from continuing operations before income taxes and equity income	$ 1,615	$ 1,466	$ 1,259